Goodwill and Purchased Intangibles Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Purchased Intangibles Assets

Note 6. Goodwill and Purchased Intangibles Assets

The changes in the carrying amount of goodwill for the year ended December 31, 2014 are as follows (in thousands):

Balance as of December 31, 2013	$—
Goodwill acquire	9,373
Goodwill adjustments	221
Foreign currency translation adjustments	(354)

Balance as of December 31, 2014	$9,240

Purchased intangible assets related to the Zopim acquisition subject to amortization as of December 31, 2014 consist of the following (in thousands). No purchased intangible assets were recorded as of December 31, 2013.

	Cost	Accumulated Amortization	Foreign Currency Translation Adjustments	Net	Remaining Useful Life
					(In years)
Developed technology	$5,200	$(1,118)	$(191)	$3,891	2.7
Customer relationships	1,300	(244)	(48)	1,008	3.2
Trade name	60	(45)	(2)	13	0.2

	$6,560	$(1,407)	$(241)	$4,912

Amortization expense of purchased intangible assets related to the Zopim acquisition for the year ended December 31, 2014 was $1.4 million. No amortization expense was recorded for the year ended December 31, 2013.

Estimated future amortization expense as of December 31, 2014 is as follows (in thousands):

2015	$1,757
2016	1,744
2017	1,342
2018	69

$4,912